Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2029
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	0.99958
Maximum Aggregate Offering Price	$ 1,199,496,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,650.40
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-293695, which was filed on February 23, 2026 (the "Registration Statement"). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, Ecolab Inc. initially deferred payment of all the registration fees for Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2031
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.9982
Maximum Aggregate Offering Price	$ 898,380,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,066.28
Offering Note	See note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2033
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99898
Maximum Aggregate Offering Price	$ 1,498,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,938.71
Offering Note	See note 1 above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2036
Amount Registered | shares	1,400,000,000
Proposed Maximum Offering Price per Unit	0.99712
Maximum Aggregate Offering Price	$ 1,395,968,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 192,783.18
Offering Note	See note 1 above.